Identifiable Intangible Assets and Goodwill - Finite-lived and Indefinite-lived Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	$ 91,425	$ 91,788
Finite-lived intangible assets, accumulated amortization	(65,037)	(60,743)
Finite-lived intangible assets, less accumulated amortization	26,387	31,045
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	8,983	4,165
Intangible assets, gross carrying amount	100,408	95,954
Identifiable Intangible Assets, less Accumulated Amortization	35,370	35,211
Brands [Member]
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	1,991	1,991
In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	5,919	2,171
Licensing Agreements And Other [Member]
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	1,073	3
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	88,730	89,430
Finite-lived intangible assets, accumulated amortization	(63,106)	(58,895)
Finite-lived intangible assets, less accumulated amortization	25,625	30,535
Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	922	923
Finite-lived intangible assets, accumulated amortization	(741)	(708)
Finite-lived intangible assets, less accumulated amortization	181	215
Licensing Agreements And Other [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	1,772	1,436
Finite-lived intangible assets, accumulated amortization	(1,191)	(1,140)
Finite-lived intangible assets, less accumulated amortization	$ 582	$ 296